Land Use Right (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 28, 2021	Apr. 19, 2021	Sep. 30, 2021
Land Use Right (Details) [Line Items]
Land use right, description	On June 28, 2021, Jiangsu EZGO has completed the asset acquisition of Tianjin Jiahao with an aggregate consideration of approximately US$10.16 million, and Tianjin Jiahao became Jiangsu EZGO’s wholly owned subsidiary.
Land use right term period			36 years 6 months
Amortization expense			$ 30,804
Jiangsu EZGO [Member]
Land Use Right (Details) [Line Items]
Percentage of outstanding shares		100.00%